Receivables and Other Current Assets - Narrative (Details) - EUR (€) € in Millions	Jan. 19, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables		€ 9,938	€ 9,605	€ 9,680
Award Of Exclusive Broadcasting Rights
Disclosure of Trade and Other Receivables [Line Items]
Current prepayments and other current assets	€ 532
Government
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables		€ 526		€ 518